Material Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies 1 [Abstract]
Cash and cash equivalents	$ 280,641	$ 191,081	$ 149,866	$ 465,708
Short-term investments	$ 86,666	$ 136,062
Lease, term of contract	10 years